FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:        /    /       (a)

                  or fiscal year ending:   12/31/05   (b)


Is this a transition report?  (Y/N)  N
                                     --------

Is this an amendment to a previous filing? (Y/N)   N
                                                   --------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A. Registrant Name: Sentry Variable Account I

   B. File Number: 811-03901

   C. Telephone Number: 315-453-6308


2.A. Street: 220 Salina Meadows Parkway, Suite 255

  B. City: Syracuse     C. State: NY    D. Zip Code: 13212     Zip Ext.:______

  E. Foreign Country:___________________ Foreign Postal Code:_________________


3. Is this the first filing on this form by Registrant? (Y/N) N

4.       Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes) complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N) Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A. Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

  B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/05                 If filing more than one

File number 811-  03901                     Page 47, "X" box:

UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:___________________________________________________

    B.[/] File Number (If any)______________________________________________

    C.[/] City:______________ State:_______ Zip Code:_______ Zip Ext._______

      [/] Foreign Country:____________________ Foreign Postal Code:_________


111.A.[/] Depositor Name:___________________________________________________

    B.[/] File Number (If any)______________________________________________

    C.[/] City:______________ State:_______ Zip Code:_______ Zip Ext._______

      [/] Foreign Country:____________________ Foreign Postal Code:_________


112.A.[/] Sponsor Name:_____________________________________________________

    B.[/] File Number (If any)______________________________________________

    C.[/] City:______________ State:_______ Zip Code:_______ Zip Ext._______

      [/] Foreign Country:____________________ Foreign Postal Code:_________


112.A.[/] Sponsor Name:_____________________________________________________

    B.[/] File Number (If any)______________________________________________

    C.[/] City:______________ State:_______ Zip Code:_______ Zip Ext._______

      [/] Foreign Country:____________________ Foreign Postal Code:_________

For period ending  12/31/05                 If filing more than one

File number 811-  03901                     Page 48, "X" box:

113.A.[/] Trustee Name:____________________________________________________

    B.[/] City:______________ State:_______ Zip Code:_______ Zip Ext._______

      [/] Foreign Country:____________________ Foreign Postal Code:_________



113.A.[/] Trustee Name:____________________________________________________

    B.[/] City:______________ State:_______ Zip Code:_______ Zip Ext._______

      [/] Foreign Country:____________________ Foreign Postal Code:_________


114.A.[/] Principal Underwriter Name:_______________________________________

    B.[/] File Number 8-__________________________________

    C.[/] City:______________ State:_______ Zip Code:_______ Zip Ext._______

      [/] Foreign Country:____________________ Foreign Postal Code:_________


114.A.[/] Principal Underwriter Name:_______________________________________

    B.[/] File Number 8-__________________________________

    C.[/] City:______________ State:_______ Zip Code:_______ Zip Ext._______

      [/] Foreign Country:____________________ Foreign Postal Code:_________


115.A.[/] Independent Public Accountant Name:_______________________________

    B.[/] City:______________ State:_______ Zip Code:_______ Zip Ext._______

      [/] Foreign Country:____________________ Foreign Postal Code:_________


115.A.[/] Independent Public Accountant Name:_______________________________

    B.[/] City:______________ State:_______ Zip Code:_______ Zip Ext._______

      [/] Foreign Country:____________________ Foreign Postal Code:_________

For period ending  12/31/05                     If filing more than one

File number 811-  03901                         Page 49, "X" box:

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment
       companies?(Y/N)____________________________________________   ________
                                                                     Y/N

     B.[/] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __

                  (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.[/] Is Registrant a separate account of an insurance
       company? (Y/N)____________________________________________    ________
                                                                     Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B.[/] Variable annuity contracts? (Y/N)___________________    ________
                                                                     Y/N

       C.[/] Scheduled premium variable life contracts? (Y/N)____    ________
                                                                     Y/N

       D.[/] Flexible premium variable life contracts? (Y/N)_____    ________
                                                                     Y/N

       E.[/] Other types of insurance products registered under
         the Securities Act of 1933? (Y/N)_______________________    ________
                                                                     Y/N

118.[/]  State the number of series existing at the end of the period that had securities registered under the Securities Act
         of 1933_________________________________________________    ________

119.[/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period_______________________________________    ________

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
        ($000's omitted)_________________________________________   $_______

121.[/]  State the number of series for which a current prospectus was in
         existence at end of the period__________________________   ________

122.[/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period_______________________________   ________

For period ending  12/31/05                    If filing more than one

File number 811-  03901                        Page 50, "X" box:

123.[/]  State the total value of the additional units considered
         in answering item 122 ($000's omitted)__________________   $________

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted}________________________________________  $________

125.[/]  State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)_______________ $________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series) ($000's omitted)_____   $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                       Number of   Total Assets   Total Income
                                        Series       ($000's      Distribution
                                       Investing     omitted)   ($000's omitted)

A.  U.S. Treasury direct issue

B.  U.S. Government Agency

C.  State and municipal tax-free

D.  Public utility debt

E.  Brokers or dealers debt or debt
    of brokers' or dealers' parent

F.  All other corporate intermed.
    & long- term debt

G.  All other corporate short-term
    debt

H.  Equity securities of brokers or
    dealers or parents of brokers or
    dealers

I.  Investment company equity
    securities

J.  All other equity securities           1       $959                  0

K.  Other securities

L.  Total assets of all series                    $959
    of registrant

For period ending  12/31/05                  If filing more than one
File number 811-  03901                      Page 51, "X" box:


128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period
insured or guaranteed by an entity other than the issuer? (Y/N)_____   _______
                                                                       Y/N
         [If answer is "N" (No), go to item 131.]

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in
default as to payment of     principal or interest at the end of the current
period? (Y/N)_______________________________________________________  ________
                                                                      Y/N
         [If answer is "N" (No), go to item 131.]


130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)__________________________________________________ _________
                                                                     Y/N

131.[/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)__________________________________ $11

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-               811-              811-             811-           811-

811-               811-              811-             811-           811-

811-               811-              811-             811-           811-

811-               811-              811-             811-           811-

811-               811-              811-             811-           811-

811-               811-              811-             811-           811-

811-               811-              811-             811-           811-

811-               811-              811-             811-           811-

811-               811-              811-             811-           811-

This report is signed on behalf of the Registrant in the City of Stevens Point and State of Wisconsin this 10th day of February, 2006.

                    SENTRY VARIABLE ACCOUNT I (Registrant)
                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK (Depositor)


                    s/William M. O'Reilly
                    ------------------------------------------
                    William M. O'Reilly, Secretary


WITNESS:


s/Mary Kennedy
------------------------------
Mary Kennedy